UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Global Bond Fund

		Principal Amount ($) (a)	Value ($)

Bonds 95.1%
Australia 0.4%
St. George Bank Ltd., 6.5%, 6/24/2013 (Cost $697,674)	EUR	450,000	700,806
Austria 1.5%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,571,186
Canada 3.8%
Government of Canada:
4.25%, 6/1/2018	CAD	3,500,000	3,471,149
5.0%, 6/1/2014	CAD	1,990,000	2,045,400
Series WL43, 5.75%, 6/1/2029	CAD	590,000	672,581
Talisman Energy, Inc., 7.75%, 6/1/2019		157,000	183,632

(Cost $5,694,330)			6,372,762

Chile 0.8%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019 (Cost $1,283,846)		1,150,000	1,331,311
El Salvador 0.0%
Republic of El Salvador, REG S, 8.25%, 4/10/2032 (Cost $21,032)		20,000	18,800
France 5.3%
Government of France:
3.5%, 4/25/2015	EUR	2,500,000	3,699,044
4.25%, 10/25/2023	EUR	3,480,000	5,136,768

(Cost $8,251,343)			8,835,812
Germany 5.2%
Federal Republic of Germany, Series 152, 3.5%, 4/12/2013	EUR	2,000,000	2,991,760
Kreditanstalt fuer Wiederaufbau, 0.75%, 3/22/2011	JPY	546,000,000	5,779,989

(Cost $7,907,071)			8,771,749
Greece 1.0%
Republic of Greece:
4.3%, 7/20/2017	EUR	715,000	1,038,961
4.5%, 9/20/2037	EUR	485,000	617,387

(Cost $1,706,459)			1,656,348
Indonesia 1.2%
Republic of Indonesia:
REG S, 6.625%, 2/17/2037		1,380,000	1,199,323
REG S, 6.875%, 1/17/2018		700,000	710,500
REG S, 8.5%, 10/12/2035		130,000	141,050

(Cost $2,135,938)			2,050,873
Ireland 1.8%
Republic of Ireland, 5.9%, 10/18/2019 (Cost $2,917,666)	EUR	2,000,000	3,063,082
Italy 5.4%
Buoni Poliennali Del Tesoro:
4.0%, 4/15/2012	EUR	1,160,000	1,739,834
4.0%, 2/1/2017	EUR	1,100,000	1,623,958
5.25%, 8/1/2017	EUR	1,060,000	1,680,391
5.75%, 2/1/2033	EUR	1,630,000	2,550,938
6.0%, 5/1/2031	EUR	450,000	726,407
6.5%, 11/1/2027	EUR	460,000	782,235

(Cost $8,893,603)			9,103,763
Japan 12.9%
Government of Japan:
Series 256, 1.4%, 12/20/2013	JPY	642,000,000	7,008,150
Series 297, 1.4%, 12/20/2018	JPY	1,030,000,000	10,974,385
Series 64, 1.9%, 9/20/2023	JPY	55,000,000	588,583
Series 73, 2.0%, 12/20/2024	JPY	83,000,000	878,805
Series 74, 2.1%, 12/20/2024	JPY	202,000,000	2,193,800

(Cost $19,885,250)			21,643,723
Luxembourg 1.2%
European Investment Bank, 4.875%, 9/7/2016	GBP	750,000	1,319,691
Telecom Italia Capital SA:
6.175%, 6/18/2014		320,000	343,778
7.175%, 6/18/2019		330,000	367,618

(Cost $2,094,457)			2,031,087

Netherlands 8.3%
Deutsche Telekom International Finance BV:
4.875%, 7/8/2014		280,000	290,732
6.0%, 7/8/2019		1,620,000	1,745,331
Government of Netherlands:
4.5%, 7/15/2017	EUR	3,570,000	5,496,453
5.0%, 7/15/2011	EUR	3,670,000	5,595,230
KazMunaiGaz Finance Sub BV, Series 1, REG S, 8.375%, 7/2/2013		170,000	159,910
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		350,000	340,856
PACCAR Financial Europe BV, 5.125%, 5/19/2011	EUR	250,000	347,363

(Cost $13,514,491)			13,975,875
Norway 0.4%
DnB NOR Bank ASA, 4.75%, 3/28/2011 (Cost $505,979)	EUR	400,000	591,614
Panama 0.1%
Republic of Panama, 6.7%, 1/26/2036 (Cost $113,100)		120,000	120,900
Peru 1.8%
Republic of Peru:
6.55%, 3/14/2037		630,000	620,550
7.35%, 7/21/2025		770,000	832,755
8.375%, 5/3/2016		1,300,000	1,521,000

(Cost $2,914,861)			2,974,305
Poland 0.2%
Republic of Poland, 6.375%, 7/15/2019 (Cost $239,491)		240,000	248,592
Portugal 0.4%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	658,658
South Africa 1.1%
Republic of South Africa, 6.875%, 5/27/2019 (Cost $1,735,500)		1,700,000	1,857,250
Spain 0.6%
Santander International Debt SA, 5.625%, 2/14/2012	EUR	450,000	682,176
Telefonica Emisiones SAU, 5.877%, 7/15/2019		370,000	405,778

(Cost $1,070,915)			1,087,954
Sweden 0.5%
Government of Sweden, Series 1046, 5.5%, 10/8/2012 (Cost $1,002,429)	SEK	6,000,000	919,956
Ukraine 0.2%
Government of Ukraine, REG S, 6.75%, 11/14/2017 (Cost $590,569)		590,000	413,000
United Kingdom 8.5%
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	383,670
Barclays Bank PLC:
Series 169, 4.25%, 10/27/2011	EUR	150,000	224,641
5.2%, 7/10/2014		335,000	347,423
Lloyds TSB Bank PLC, Series 2, 3.75%, 11/17/2011	EUR	400,000	592,662
United Kingdom Treasury Bonds:
4.0%, 9/7/2016	GBP	315,000	546,676
4.5%, 3/7/2013	GBP	5,900,000	10,447,587
5.0%, 9/7/2014	GBP	440,000	805,889
5.0%, 3/7/2025	GBP	565,000	1,007,370

(Cost $13,779,360)			14,355,918

United States 31.8%
Allied Waste North America, Inc., 6.875%, 6/1/2017		1,350,000	1,383,750
American Express Co., 7.0%, 3/19/2018		1,099,000	1,128,048
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		600,000	700,798
AT&T, Inc., 5.8%, 2/15/2019		335,000	363,009
BA Credit Card Trust, Series 03A5, 4.15%, 4/19/2010	EUR	900,000	1,281,562
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2006-6, 5.356%, 10/10/2045		150,000	125,939
"A4", Series 2007-4, 5.935% **, 2/10/2051		950,000	810,382
Bank of America Corp., 5.75%, 12/1/2017		950,000	912,090
Bank of New York Mellon Corp., 4.3%, 5/15/2014		710,000	736,175
BB&T Corp., 6.85%, 4/30/2019		415,000	443,847
Citigroup, Inc.:
6.125%, 5/15/2018		1,000,000	915,608
8.125%, 7/15/2039		710,000	715,177
ConocoPhillips, 6.0%, 1/15/2020		650,000	721,811
Cox Communications, Inc., 7.125%, 10/1/2012		650,000	722,199
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		1,410,000	1,650,666
Devon Energy Corp., 6.3%, 1/15/2019		800,000	877,502
DTE Energy Co., 7.625%, 5/15/2014		167,000	178,042
Express Scripts, Inc.:
6.25%, 6/15/2014		425,000	463,697
7.25%, 6/15/2019		130,000	149,800
Federal National Mortgage Association:
4.5%, with various maturities from 3/1/2023 until 4/1/2023		3,879,713	3,991,184
5.0%, 3/1/2039		1,956,451	2,004,751
5.5%, 3/1/2039		8,935,999	9,281,571
6.0%, 5/1/2037		3,805,345	3,979,616
Ford Motor Credit Co., LLC, 5.7%, 1/15/2010		1,000,000	984,687
General Electric Capital Corp., 5.625%, 5/1/2018		974,000	983,104
Government National Mortgage Association, 7.0%, with various maturities from 1/15/2029 until 2/15/2029		120,159	131,129
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,295,000	1,100,281
HCA, Inc., 144A, 8.5%, 4/15/2019		470,000	481,750
Hess Corp., 8.125%, 2/15/2019		800,000	957,389
Jefferson-Pilot Corp., 4.75%, 1/30/2014		108,000	102,331
JPMorgan Chase & Co., 6.3%, 4/23/2019		790,000	858,239
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015		228,000	240,902
7.3%, 8/15/2033		380,000	402,792
L-3 Communications Corp., Series B, 6.375%, 10/15/2015		990,000	950,400
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		2,000,000	1,547,708
Marathon Oil Corp., 7.5%, 2/15/2019		790,000	912,287
Mariner Energy, Inc., 8.0%, 5/15/2017		350,000	304,500
Merck & Co., Inc.:
5.0%, 6/30/2019		533,000	553,400
5.85%, 6/30/2039		123,000	132,702
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/12/2048		930,000	831,765
Morgan Stanley, 7.3%, 5/13/2019		520,000	585,759
New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series F, 7.414%, 1/1/2040		300,000	352,428
Northrop Grumman Corp., 5.05%, 8/1/2019		220,000	226,077
Oracle Corp., 5.0%, 7/8/2019		430,000	453,029
Progress Energy, Inc., 7.05%, 3/15/2019		865,000	991,766
Prudential Financial, Inc., 7.375%, 6/15/2019		130,000	137,756

Safeway, Inc., 7.45%, 9/15/2027	520,000	606,986
Simon Property Group LP, (REIT), 6.75%, 5/15/2014	250,000	258,601
The Goldman Sachs Group, Inc.:
6.0%, 5/1/2014	420,000	455,107
7.5%, 2/15/2019	1,000,000	1,171,154
Time Warner Cable, Inc., 8.75%, 2/14/2019	500,000	620,444
Toll Brothers Finance Corp., 8.91%, 10/15/2017	400,000	423,468
US Treasury Bills:
0.15% *, 9/17/2009 (b)	227,000	226,955
0.16% *, 9/17/2009 (b)	419,000	418,913
Waste Management, Inc., 6.375%, 3/11/2015	700,000	739,844
Yum! Brands, Inc., 6.875%, 11/15/2037	830,000	876,614

(Cost $50,700,826)		53,557,491
Venezuela 0.7%
Republic of Venezuela, REG S, 9.0%, 5/7/2023 (Cost $1,005,691)	1,700,000	1,096,500

Total Bonds (Cost $151,569,674)		160,009,315
Loan Participations and Assignments 0.5%
Sovereign Loans
Russia
Gazprom:
REG S, 6.51%, 3/7/2022	530,000	431,420
144A, 8.125%, 7/31/2014	265,000	267,650
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018	100,000	99,000

Total Loan Participations and Assignments (Cost $883,870)		798,070
	Shares	Value ($)

Cash Equivalents 3.6%
Cash Management QP Trust, 0.27% (c) (Cost $6,076,267)	6,076,267	6,076,267
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $158,529,811) †	99.2	166,883,652
Other Assets and Liabilities, Net	0.8	1,295,515

Net Assets	100.0	168,179,167

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2009.

†

The cost for federal income tax purposes was $159,106,586. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $7,777,066. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,790,125 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,013,059.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	At July 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	9/21/2009	20	2,245,049	2,236,250	(8,799)
At July 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	9/21/2009	20	2,335,688	2,345,625	(9,937)
United Kingdom Long Gilt Bond	9/28/2009	30	5,828,460	5,884,328	(55,868)
Total unrealized depreciation	(65,805)

As of July 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)

USD	8,617,442	EUR	6,200,000	10/16/2009	219,873
USD	407,460	PLN	1,300,000	10/16/2009	37,208
USD	544,915	AUD	700,000	10/16/2009	37,115
USD	273,888	SGD	400,000	10/16/2009	3,958
USD	1,400,000	EUR	1,000,000	10/16/2009	25,373
USD	3,230,856	EUR	2,300,000	10/16/2009	47,503
EUR	1,620,305	GBP	1,400,000	10/16/2009	89,995
EUR	2,332,498	GBP	2,000,000	10/16/2009	93,963
EUR	2,055,170	PLN	9,000,000	10/16/2009	201,784
Total unrealized appreciation	756,772

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	2,283,663	JPY	215,000,000	10/16/2009	(9,868)
CAD	2,400,000	USD	2,059,290	10/16/2009	(169,239)
GBP	3,500,000	USD	5,641,125	10/16/2009	(204,511)
EUR	1,620,305	GBP	1,400,000	10/16/2009	(61,280)
EUR	2,055,170	PLN	9,000,000	10/16/2009	(52,698)
EUR	2,332,498	GBP	2,000,000	10/16/2009	(78,280)
Total unrealized depreciation					(575,876)

Currency Abbreviations

AUD	Australian Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(d)
Bonds	$ —	$ 158,164,124	$ 1,199,323	$ 159,363,447
Loan Participations and Assignments	—	798,070	—	798,070
Short-Term Investments(d)	—	6,722,135	—	6,722,135
Derivatives(e)	—	756,772	—	756,772
Total	$ —	$ 166,441,101	$ 1,199,323	$ 167,640,424

Liabilities
Derivatives(e)	$ (74,604)	$ (575,876)	$ —	$ (650,480)
Total	$ (74,604)	$ (575,876)	$ —	$ (650,480)
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Includes unrealized appreciation (depreciation) on futures and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Bonds
Balance as of October 31, 2008	$ 2,055,825
Realized gains (loss)	(626,929)
Change in unrealized appreciation (depreciation)	1,098,844
Amortization premium/ discount	2,820
Net purchases (sales)	(234,737)
Net transfers in (out) of Level 3	(1,096,500)
Balance as of July 31, 2009	$ 1,199,323
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2009	$ 564,524

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ 180,896
Interest Rate Contracts	$ (74,604)	$ —

Futures. The Fund is subject to interest rate risk. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the bond market. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. The Fund may also use forward foreign currency exchange contracts for non-hedging purposes to seek to enhance potential gains. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009